LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Cost	R$ 858,104
Amortization	499,876
Balance to be amortized	358,228	R$ 421,062
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	434,970
Amortization	206,392
Balance to be amortized	228,578	261,006
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	109,000
Balance to be amortized	16,222	21,606
Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Cost	191,710
Amortization	103,950
Balance to be amortized	87,760	110,817
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	24,467
Amortization	12,969
Balance to be amortized	11,498	13,012
BNDES
LOANS, FINANCING AND DEBENTURES
Cost	63,588
Amortization	50,428
Balance to be amortized	13,160	13,473
Others
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	17,137
Balance to be amortized	R$ 1,010	R$ 1,148